Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	7,767	7,509
Number of options, granted | shares	1,666	1,088
Number of options, exercised | shares	(1,720)	(740)
Number of options, forfeited in the year | shares	(338)	(90)
Number of options, outstanding at end of year | shares	7,375	7,767
Number of options, exercisable at end of year | shares	3,212	3,830
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 106.01	$ 100.07
Weighted average exercise price, granted | $ / shares	125.37	131.64
Weighted average exercise price, exercised | $ / shares	91.03	84.76
Weighted average exercise price, forfeited in the year | $ / shares	124.64	113.55
Weighted average exercise price, outstanding at end of year | $ / shares	113	106.01
Weighted average exercise price, exercisable at end of year | $ / shares	$ 97.02	$ 91.84